Schedule of cost of materials and cost of services (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Expenses
Material related costs	$ (8,675,071)
Service related costs	(7,630,339)
Cost of materials and cost of services	$ (16,305,410)